Net financial expenses (Tables)	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Disclosure of detailed information about finance income / (cost)
The following table summarizes the Group’s financial income and expenses included within the Net financial expenses line item:

	Years ended December 31
	2017	2016	2015
	(€ million)
Interest income and other financial income	€182	€226	€365

Financial expenses:
Interest expense and other financial expenses:	1,128	1,500	2,084
Interest expense on notes	568	749	1,112
Interest expense on borrowings from bank	372	472	512
Other interest cost and financial expenses	188	279	460
Write-down of financial assets	23	76	43
Losses on disposal of securities	5	6	28
Net interest expense on employee benefits provisions	310	348	350
Total Financial expenses	1,466	1,930	2,505
Net expenses from derivative financial instruments and exchange rate differences	185	312	226
Total Financial expenses and Net expenses from derivative financial instruments and exchange rate differences	1,651	2,242	2,731

Net Financial expenses	€1,469	€2,016	€2,366